ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2011
ACCOUNTING POLICIES
Fair Value Accounting

Fair Value Accounting

In January 2010, the Financial Accounting Standards Board ("FASB") guidance for fair value measurements and disclosures was updated to require additional disclosures. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, with the exception of the Level 3 disaggregation which was effective for the Company's fiscal year beginning January 1, 2011. Adoption of this updated guidance had no impact on the Company's financial position, results of operation or cash flows. See Note 4 for details regarding the Company's assets and liabilities measured at fair value.

Business Combinations

Business Combinations

In December 2010, the Accounting Standards Codification ("ASC") guidance for business combinations was updated to clarify existing guidance which requires a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. Adoption of this updated guidance, effective for the Company's fiscal year beginning January 1, 2011, had no impact on the Company's financial position, results of operations or cash flows.

Revenue Recognition Multiple-Deliverable Revenue Arrangements

Revenue Recognition — Multiple-Deliverable Revenue Arrangements

In October 2009, the FASB issued an amendment to its guidance on multiple - deliverable revenue arrangements which is effective for fiscal years beginning on or after June 15, 2010. This updated guidance addresses accounting and reporting for arrangements under which the vendor will perform multiple revenue - generating activities, including how to separate deliverables and measure and allocate the arrangement consideration. This amendment also significantly expands the disclosure requirements related to a vendor's multiple-deliverable revenue arrangement. Based on the Company's assessment, these changes did not have an impact on its current accounting for revenue or required disclosures.